Geographic areas and major customers (Percentage of Net Accounts Receivable Balance) (Details)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Customer 1 [Member]
Percentage of net accounts receivable	30.00%			[1]
Customer 2 [Member]
Percentage of net accounts receivable	22.00%			[1]
Customer 3 [Member]
Percentage of net accounts receivable	10.00%		11.00%
Customer 4 [Member]
Percentage of net accounts receivable		[1]	11.00%

[1]	Less than 10% of Trade accounts receivable, net.